SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 24, 2025 shares	Sep. 30, 2024 shares	May 31, 2024 shares	Sep. 30, 2020 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares								₪ 0.01		₪ 0.01
Repurchase of ordinary shares | $					$ 285,400		$ 42,600
Repurchase of ordinary shares, shares		7,680,000	8,370,000		16,050,000		1,077,213
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of RSUs granted					18,556	24,334	30,817
Vested options | $					$ 14,215
Unvested options									824,905
Unrecognized compensation expense | $									$ 9,192
Unrecognized compensation cost, recognition period					7 months 24 days
Fair value of RSU granted, per share | $ / shares					$ 25.9	$ 34.44	$ 49.35
2018 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares					800,000
Number of shares authorized to be issued as ordinary shares									8,378,000
Number of options available for grant									1,397,772
Aggregate intrinsic value | $									$ 5,110
2018 Incentive Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares	9,178,000
2018 Incentive Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual life					1 year 10 months 17 days
Total intrinsic value of options exercised | $					$ 12,184	$ 24,819	$ 10,549
Share Repurchase Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares | $					$ 380,600
Repurchase of ordinary shares, shares					18,607,829
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Repurchase of ordinary shares, shares				2